THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
--------------    -------------------------------------------------  ------------   ------------   -------   ---------------
ALABAMA (2.7%)
$      21,300     Birmingham-Carraway Special Care Facilities
                    Financing Authority, (Carraway Methodist
                    Health, Series A, due 08/15/28), LOC Amsouth
                    Bank...........................................         VRDN       09/01/99(a)  3.300%   $   21,300,000
        8,800     Columbia Industrial Development Board, (PCR,
                    Alabama Power Co. Project, Refunding, Series C,
                    due 10/01/22)..................................         VRDN       09/01/99(a)  3.100         8,800,000
        4,450     Columbia Industrial Development Board, (PCR,
                    Alabama Power Co. Project, Refunding, Series D,
                    due 10/01/22)..................................         VRDN       09/01/99(a)  3.100         4,450,000
       21,050     West Jefferson Industrial Development Board,
                    (PCR, Refunding, Alabama Power Co. Project, due
                    06/01/28)......................................         VRDN       09/01/99(a)  2.850        21,050,000
                                                                                                             --------------
                                                                                                                 55,600,000
                                                                                                             --------------

ALASKA (0.9%)
       15,630     Alaska State Housing Finance Corp., (Series C,
                    due 06/01/26)..................................         VRDN       09/01/99(a)  3.300        15,630,000
        2,200     Valdez Marine Terminal, (Refunding, Exxon
                    Pipeline Co. Project, Series A, due
                    12/01/33)......................................         VRDN       09/01/99(a)  2.700         2,200,000
        1,200     Valdez Marine Terminal, (Refunding, Exxon
                    Pipeline Co. Project, Series B, due
                    12/01/33)......................................         VRDN       09/01/99(a)  2.700         1,200,000
                                                                                                             --------------
                                                                                                                 19,030,000
                                                                                                             --------------

ARIZONA (1.5%)
        7,700     Apache County, (Industrial Development Authority,
                    Tuscon Electric Power Co., Springerville
                    Project, due 12/01/20), LOC Toronto Dominion
                    Bank...........................................         VRDN       09/01/99(a)  3.500         7,700,000
        4,700     Maricopa County Pollution Control Corp., (PCR, El
                    Paso Electric Co., due 12/01/14), LOC Barclays
                    Bank...........................................         VRDN       09/01/99(a)  3.300         4,700,000
       11,000     Maricopa County Pollution Control Corp., (PCR, El
                    Paso Electric Co., Series A, due 07/01/14).....         VRDN       09/01/99(a)  3.300        11,000,000
        8,850     Maricopa County Pollution Control Corp., (PCR,
                    Refunding, Series D, due 05/01/29), LOC Bank of
                    America........................................         VRDN       09/01/99(a)  2.750         8,850,000
                                                                                                             --------------
                                                                                                                 32,250,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
CALIFORNIA (3.6%)
$       6,700     California State Economic Development Financing
                    Authority, (Independent System, Series C, due
                    04/01/08)......................................         VRDN       09/01/99(a)  2.550%   $    6,700,000
        6,070     California Statewide Community Development
                    Authority......................................           RB       09/30/99     3.350         6,069,813
       21,300     Contra Costa County..............................           RB       10/01/99     3.350        21,300,000
          400     Irvine Ranch, (Refunding, Water District, Series
                    A, due 05/01/09), LOC Bank of America..........         VRDN       09/01/99(a)  2.550           400,000
       14,190     Los Angeles County Schools Pooled Financing
                    Program........................................           GO       09/30/99     3.350        14,188,441
       21,500     Los Angeles Regional Airports Improvement Corp.,
                    (Lease Revenue, due 12/01/25), LOC Societe
                    Generale.......................................         VRDN       09/01/99(a)  3.100        21,500,000
        3,880     San Diego, (Area Local Government)...............           RB       09/30/99     3.350         3,879,667
                                                                                                             --------------
                                                                                                                 74,037,921
                                                                                                             --------------

COLORADO (1.3%)
        4,025     Denver City & County Airport, (Series 13, due
                    11/01/23)......................................         VRDN       09/01/99(a)  3.400         4,025,000
       18,140     Denver City & County Airport, (Series A16, due
                    11/15/23)......................................         VRDN       09/01/99(a)  3.450        18,140,000
        5,000     Smith Creek Metro District, (due 10/01/35), LOC
                    Bank of America................................         VRDN       09/01/99(a)  3.350         5,000,000
                                                                                                             --------------
                                                                                                                 27,165,000
                                                                                                             --------------

DISTRICT OF COLUMBIA (1.4%)
       20,000     District of Columbia, (The American University
                    Issue, due 10/01/15), LOC Deutsche Bank........         VRDN       09/01/99(a)  3.300        20,000,000
        8,980     Metropolitan Washington D.C. Airports Authority,
                    (Airport System Revenue Series AII, due
                    10/01/29)......................................         VRDN       11/26/99(a)  3.550         8,980,000
                                                                                                             --------------
                                                                                                                 28,980,000
                                                                                                             --------------

FLORIDA (2.7%)
        5,800     Citrus Park Community Development District,
                    (Florida Capital Improvement Project, due
                    11/01/16), LOC Dresdner Bank...................         VRDN       09/01/99(a)  3.300         5,800,000
       22,900     Dade County Water & Sewer System Revenue, (due
                    10/05/22), FGIC Insured........................         VRDN       09/01/99(a)  3.200        22,900,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
FLORIDA (CONTINUED)
$       1,100     Dade County Industrial Development Authority,
                    (PCR, Florida Power & Light Co. Project,
                    Refunding, due 04/01/20).......................         VRDN       09/01/99(a)  2.800%   $    1,100,000
       10,765     Florida, (Dept. of Transportation, due
                    07/01/13)......................................         VRDN       09/02/99(a)  3.320        10,765,000
        5,700     Florida Municipal Power Agency, (Refunding, Sub-
                    Stanton II Project, due 10/01/27), AMBAC
                    Insured........................................         VRDN       09/02/99(a)  3.250         5,700,000
        1,100     Jacksonville, (PCR, Refunding, Florida Power &
                    Light Co. Project, due 05/01/29)...............         VRDN       09/01/99(a)  2.800         1,100,000
        2,900     St. Lucie County, (PCR, Refunding, Florida Power
                    & Light Co. Project, due 03/01/27).............         VRDN       09/01/99(a)  2.800         2,900,000
        4,800     Tampa Occupational License Tax, (Series A, due
                    10/01/18), FGIC Insured........................         VRDN       09/01/99(a)  3.300         4,800,000
                                                                                                             --------------
                                                                                                                 55,065,000
                                                                                                             --------------

GEORGIA (7.9%)
        8,400     Bartow County Development Authority, (PCR,
                    Georgia Power Co., 1st Series, due 06/01/23)...         VRDN       09/01/99(a)  2.850         8,400,000
       20,400     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project -1st Series, due
                    04/01/32)......................................         VRDN       09/01/99(a)  2.850        20,400,000
        8,050     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project-4th Series, due
                    09/01/25)......................................         VRDN       09/01/99(a)  2.850         8,050,000
       12,650     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project-4th Series, due
                    07/01/24)......................................         VRDN       09/01/99(a)  3.100        12,650,000
        8,250     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project-5th Series, due
                    07/01/24)......................................         VRDN       09/01/99(a)  3.100         8,250,000
       27,500     Burke County Development Authority, (PCR,
                    Oglethorpe Power Corp., Series A, due
                    01/01/19), FGIC Insured........................         VRDN       09/01/99(a)  3.200        27,500,000
       12,475     Coweta County Development Authority, (PCR,
                    Georgia Power Co., Yates Plant Project, due
                    03/01/24)......................................         VRDN       09/01/99(a)  2.850        12,475,000
        4,000     DeKalb County Development Authority Revenue,
                    (Metro Atlanta YMCA Project, due 06/01/20), LOC
                    Wachovia Bank of Georgia.......................         VRDN       09/01/99(a)  3.250         4,000,000
       27,098     Georgia Municipal Association, (Pool Bond
                    Certificates, due 12/15/20), MBIA Insured......         VRDN       09/01/99(a)  3.300        27,098,190

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
GEORGIA (CONTINUED)
$         800     Heard County Development Authority, (PCR, Georgia
                    Power Co., Wansley Project, due 09/01/29)......         VRDN       09/01/99(a)  2.850%   $      800,000
       14,815     Metropolitan Atlanta Rapid Transit Authority,
                    (Sales Tax Revenue, due 07/01/20)..............         VRDN       09/02/99(a)  3.320        14,815,000
        4,900     Monroe County Development Authority, (PCR,
                    Georgia Power Co., Scherer Project, due
                    09/01/29)......................................         VRDN       09/01/99(a)  2.850         4,900,000
        5,250     Monroe County Development Authority, (PCR,
                    Georgia Power Co., Scherer Project-2nd Series,
                    due 07/01/25)..................................         VRDN       09/01/99(a)  3.100         5,250,000
        1,200     Putnam County Development Authority, (PCR,
                    Georgia Power Co., Branch Project, due
                    03/01/24)......................................         VRDN       09/01/99(a)  2.850         1,200,000
        4,100     Putnam County Development Authority, (PCR,
                    Georgia Power Co., Branch Project, due
                    04/01/32)......................................         VRDN       09/01/99(a)  3.100         4,100,000
        3,500     Putnam County Development Authority, (PCR,
                    Georgia Power Co., 1st Series, due 06/01/23)...         VRDN       09/01/99(a)  2.850         3,500,000
                                                                                                             --------------
                                                                                                                163,388,190
                                                                                                             --------------

ILLINOIS (7.5%)
       30,000     Chicago, (Putable, due 01/26/01), LOC
                    Westduetsche Landesbank........................           MP       01/27/00(a)  2.950        29,998,278
       10,000     Chicago, (MFHR, Waveland Association Project A,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350        10,000,000
       10,000     Chicago, (MFHR, Waveland Association Project B,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350        10,000,000
        3,000     Chicago, (MFHR, Waveland Association Project C,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350         3,000,000
        3,300     Chicago, (MFHR, Waveland Association Project D,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350         3,300,000
        3,000     Chicago, (MFHR, Waveland Association Project E,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350         3,000,000
       12,600     Chicago, (MFHR, Waveland Association Project F,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350        12,600,000
        5,800     Chicago, (O'Hare International Airport, General
                    Airport, 2nd Lien, Series A, due 01/01/15), LOC
                    Societe Generale...............................         VRDN       09/01/99(a)  3.300         5,800,000
        4,360     Chicago, (O'Hare International Airport, General
                    Airport, 2nd Lien, Series B, due 01/01/15), LOC
                    Societe Generale...............................         VRDN       09/01/99(a)  3.300         4,360,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
ILLINOIS (CONTINUED)
$      10,000     Illinois Development Finance Authority, (Chicago
                    Symphony Project, due 06/01/31), LOC Bank of
                    America........................................         VRDN       09/01/99(a)  3.200%   $   10,000,000
        5,200     Illinois Development Finance Authority, (PCR,
                    Illinois Power Co. Project, Series B, due
                    11/01/28), LOC ABN AMRO Bank...................         VRDN       09/02/99(a)  3.300         5,200,000
        2,100     Illinois Development Finance Authority,
                    (Refunding, Olin Corp. Project, Series A, due
                    06/01/04), LOC Wachovia Bank of South
                    Carolina.......................................         VRDN       09/01/99(a)  2.850         2,100,000
        4,340     Illinois Development Finance Authority,
                    (Refunding, Olin Corp. Project, Series D, due
                    03/01/16), LOC Wachovia Bank of South
                    Carolina.......................................         VRDN       09/01/99(a)  2.850         4,340,000
       16,900     Illinois Educational Facilities Authority,
                    (University Pooled Financing Program, due
                    12/01/05), FGIC Insured........................         VRDN       09/01/99(a)  3.200        16,900,000
        5,905     Illinois Health Facilities Authority, (Loyola
                    University Health System, Series B, due
                    07/01/24), MBIA Insured........................         VRDN       09/01/99(a)  3.200         5,905,000
        3,000     Illinois Toll Highway Authority, (Refunding,
                    Series B, due 01/01/10), LOC Societe
                    Generale.......................................         VRDN       09/01/99(a)  3.200         3,000,000
        3,500     Joliet, (Regional Port District, Refunding, Exxon
                    Project, due 10/01/24).........................         VRDN       09/01/99(a)  2.700         3,500,000
        9,745     Metropolitan Pier & Exposition Authority,
                    (Dedicated State Tax Revenue, due 12/15/19)....         VRDN       09/02/99(a)  3.540         9,745,000
       10,000     Regional Transportation Authority, (due
                    06/01/25)......................................         VRDN       09/02/99(a)  3.320        10,000,000
        3,000     Saint Charles, (IDR, Pier 1 Imports-Midwest
                    Project, due 12/15/26), LOC Bank One Texas.....         VRDN       09/01/99(a)  3.400         3,000,000
                                                                                                             --------------
                                                                                                                155,748,278
                                                                                                             --------------

INDIANA (4.6%)
       80,858     Indiana Office Building Commission...............           CP       09/27/99     3.200        80,858,000
        4,050     Rockport, (PCR, Indiana and Michigan Electric Co.
                    Project, Series A, due 08/01/14), LOC Swiss
                    Bank...........................................         VRDN       09/01/99(a)  3.350         4,050,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
INDIANA (CONTINUED)
$       3,000     Rockport, (PCR, Refunding, AEP Generating Co.
                    Project, Series B, due 07/01/25), AMBAC
                    Insured........................................         VRDN       09/01/99(a)  2.750%   $    3,000,000
        6,200     South Bend Redevelopment Authority, (Rental-
                    College Football, due 02/01/19), LOC Landesbank
                    Hessen.........................................         VRDN       09/01/99(a)  3.200         6,200,000
                                                                                                             --------------
                                                                                                                 94,108,000
                                                                                                             --------------

KANSAS (0.4%)
        5,000     Burlington, (PCR, Series A7, due 06/01/31).......         VRDN       09/01/99(a)  3.400         5,000,000
        4,300     Burlington, (PCR, Series A26, due 06/01/31)......         VRDN       09/01/99(a)  3.400         4,300,000
                                                                                                             --------------
                                                                                                                  9,300,000
                                                                                                             --------------

KENTUCKY (3.5%)
        8,460     Kentucky Asset / Liability Commission............           CP       10/13/99     3.350         8,460,000
       23,500     Kentucky Asset / Liability Commission, (General
                    Fund Revenue Project)..........................          RAN       11/01/99     3.500        23,518,527
       25,000     Kentucky Asset / Liability Commission, (General
                    Fund Revenue Project, Series A)................         TRAN       06/28/00     4.250        25,173,925
       13,880     Kentucky Turnpike Authority, (Resource Recovery,
                    Series 17, due 07/01/03).......................         VRDN       09/01/99(a)  3.400        13,880,000
        2,100     Mayfield, (Multi-City Lease Revenue, Kentucky
                    League of Cities Funding Trust, due 07/01/26),
                    LOC PNC Bank...................................         VRDN       09/01/99(a)  3.400         2,100,000
                                                                                                             --------------
                                                                                                                 73,132,452
                                                                                                             --------------

LOUISIANA (0.8%)
        1,700     Calcasieu Parish, (Industrial Development Board,
                    Refunding, Olin Corp. Project, Series B, due
                    02/01/16), LOC Wachovia Bank...................         VRDN       09/01/99(a)  2.850         1,700,000
        1,900     East Baton Rouge Parish, (PCR, Refunding, Exxon
                    Project, due 11/01/19).........................         VRDN       09/01/99(a)  2.800         1,900,000
        7,000     Lake Charles Harbor & Terminal District,
                    (Reynolds Metals Co. Project, due 05/01/06),
                    LOC Canadian Imperial Bank.....................         VRDN       09/02/99(a)  3.300         7,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
LOUISIANA (CONTINUED)
$       1,700     Louisiana Offshore Terminal Authority, (Deepwater
                    Port Revenue, Refunding due 09/01/06), LOC
                    Suntrust Bank Nashville........................         VRDN       09/01/99(a)  2.700%   $    1,700,000
        3,960     Louisiana Public Facilities Authority, (Kenner
                    Hotel Ltd., due 12/01/15), LOC Deutsche Bank...         VRDN       09/01/99(a)  2.800         3,960,000
                                                                                                             --------------
                                                                                                                 16,260,000
                                                                                                             --------------

MARYLAND (1.2%)
        4,995     Maryland, (due 03/01/13).........................         VRDN       09/02/99(a)  3.320         4,995,000
       12,120     Montgomery County, (Consolidated Public
                    Improvement Bonds, due 05/01/18)...............         VRDN       09/02/99(a)  3.320        12,120,000
        8,200     Montgomery County Housing Opportunities
                    Commission, (MFHR, Grosvenor, Series A, due
                    07/15/07), FNMA Insured........................         VRDN       09/01/99(a)  3.300         8,200,000
                                                                                                             --------------
                                                                                                                 25,315,000
                                                                                                             --------------

MASSACHUSETTS (0.2%)
        4,400     Massachusetts Health & Education Facilities
                    Authority, (Harvard University, due
                    02/01/16)......................................         VRDN       09/01/99(a)  2.950         4,400,000
                                                                                                             --------------

MICHIGAN (0.4%)
        7,600     Michigan Strategic Fund Ltd., (Lutheran Homes of
                    Michigan Project, due 09/01/17), LOC NBD
                    Bank...........................................         VRDN       09/01/99(a)  3.200         7,600,000
                                                                                                             --------------

MINNESOTA (0.1%)
        2,700     Minnesota Public Facilities Authority, (Water
                    Pollution Control Revenue, due 03/01/15), LOC
                    Commerzbank....................................         VRDN       09/02/99(a)  3.340         2,700,000
                                                                                                             --------------

MISSISSIPPI (0.7%)
       11,155     Jackson County, (PCR, Refunding, Chevron Project,
                    due 12/01/16)..................................         VRDN       09/01/99(a)  2.700        11,155,000
        3,400     Jackson County, (PCR, Refunding, Chevron Project,
                    due 06/01/23)..................................         VRDN       09/01/99(a)  2.700         3,400,000
          100     Perry County, (PCR, Refunding, Leaf River Forest
                    Project, due 03/01/02), LOC Wachovia Bank......         VRDN       09/01/99(a)  2.700           100,000
                                                                                                             --------------
                                                                                                                 14,655,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
MISSOURI (0.5%)
$       8,310     Missouri, (due 08/01/20).........................         VRDN       09/02/99(a)  3.320%   $    8,310,000
        1,600     Missouri Environmental Improvement Authority &
                    Energy Resource Authority, (Refunding, Bayer
                    Corp. Project, due 03/01/09)...................         VRDN       09/01/99(a)  2.900         1,600,000
                                                                                                             --------------
                                                                                                                  9,910,000
                                                                                                             --------------

NEVADA (2.2%)
       19,900     Clark County, (Refunding, Airport Improvement
                    Revenue, Series A, due 07/01/12), MBIA
                    Insured........................................         VRDN       09/01/99(a)  3.200        19,900,000
        7,000     Las Vegas, Series A..............................           CP       09/09/99     3.100         7,000,000
        9,000     Las Vegas, Series A..............................           CP       10/07/99     3.350         9,000,000
        9,000     Nevada, (due 11/01/20)...........................         VRDN       09/02/99(a)  3.320         9,000,000
                                                                                                             --------------
                                                                                                                 44,900,000
                                                                                                             --------------

NEW JERSEY (1.5%)
       11,175     New Jersey.......................................           GO       02/01/00     4.000        11,228,111
       19,225     New Jersey Transportation Trust Fund, (due
                    12/15/14)......................................         VRDN       09/02/99(a)  3.240        19,225,000
                                                                                                             --------------
                                                                                                                 30,453,111
                                                                                                             --------------

NEW MEXICO (3.4%)
        9,620     Farmington, (PCR, Refunding, Arizona Public
                    Service Co., Series B, due 09/01/24), LOC
                    Barclays Bank PLC..............................         VRDN       09/01/99(a)  2.700         9,620,000
       60,000     New Mexico.......................................         TRAN       06/30/00     4.000        60,370,075
                                                                                                             --------------
                                                                                                                 69,990,075
                                                                                                             --------------

NEW YORK (10.2%)
        8,370     Metropolitan Transportation Authority, (Transit
                    Facilities Revenue Bonds, due 07/01/26)........         VRDN       09/02/99(a)  3.320         8,370,000
       11,120     New York City, (due 05/15/28)....................         VRDN       09/02/99(a)  3.320        11,120,000
        3,950     New York City, (Series B, due 10/01/22), FGIC
                    Insured........................................         VRDN       09/01/99(a)  3.500         3,950,000
        3,500     New York City, (Series B, Subseries B4, due
                    08/15/23), MBIA Insured........................         VRDN       09/01/99(a)  2.800         3,500,000
        5,000     New York City Municipal Water Finance Authority,
                    (Prerefunded, Water & Sewer Systems Revenue,
                    Series A), MBIA Insured........................           RB       06/15/00     7.250         5,227,876

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
NEW YORK (CONTINUED)
$      15,900     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems, due 06/15/24), FSA
                    Insured........................................         VRDN       09/02/99(a)  3.290%   $   15,900,000
       24,290     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems, due 06/15/26), MBIA
                    Insured........................................         VRDN       09/01/99(a)  3.350        24,290,000
       16,350     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Series A, due
                    06/15/25), FGIC Insured........................         VRDN       09/01/99(a)  3.100        16,350,000
       15,000     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Series A65, due
                    06/15/29)......................................         VRDN       09/01/99(a)  3.400        15,000,000
          800     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Series C, due
                    06/15/22), FGIC Insured........................         VRDN       09/01/99(a)  2.800           800,000
       21,910     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Series C, due
                    06/15/23), FGIC Insured........................         VRDN       09/01/99(a)  2.800        21,910,000
       13,100     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Refunding,
                    Series G, due 06/15/24), FGIC Insured..........         VRDN       09/01/99(a)  2.700        13,100,000
        7,000     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems, Series 10, due
                    06/15/26), FSA Insured.........................         VRDN       09/01/99(a)  3.400         7,000,000
        6,960     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems, Series 11, due
                    06/15/26), FSA Insured.........................         VRDN       09/01/99(a)  3.350         6,960,000
        3,500     New York State Energy, (Reseach & Development
                    Authority, Facilities, Series 19, due
                    08/15/20), AMBAC Insured.......................         VRDN       09/01/99(a)  3.350         3,500,000
       23,200     New York State Local Government Assistance
                    Corporation, (due 04/01/20)....................         VRDN       09/02/99(a)  3.320        23,200,000
        8,140     New York State Medical Care Facilities Finance
                    Agency, (due 02/15/29).........................         VRDN       09/02/99(a)  3.330         8,140,000
        5,000     New York State Urban Development Corp.,
                    (Correctional Facilities Service, Contract
                    Revenue Bonds, due 01/01/28)...................         VRDN       09/02/99(a)  3.320         5,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
NEW YORK (CONTINUED)
$       5,000     New York State Urban Development Corp.,
                    (Series SG-33, due 01/01/25)...................         VRDN       09/02/99(a)  3.320%   $    5,000,000
       13,090     Port Authority of New York & New Jersey, (due
                    12/01/14)......................................         VRDN       09/08/99(a)  3.677        13,090,000
                                                                                                             --------------
                                                                                                                211,407,876
                                                                                                             --------------

NORTH CAROLINA (4.9%)
        1,200     Charlotte, Airport Revenue, (Refunding, Series A,
                    due 07/01/16), MBIA Insured....................         VRDN       09/01/99(a)  3.200         1,200,000
        5,000     Greensboro Enterprise Systems, (Series B, due
                    06/01/22), LOC Credit Local De France..........         VRDN       09/01/99(a)  3.200         5,000,000
        9,100     North Carolina Educational Facilities Finance
                    Agency, (Bowman Grey School Medical Project,
                    due 09/01/20), LOC Wachovia Bank & Trust.......         VRDN       09/01/99(a)  3.250         9,100,000
        6,000     North Carolina Educational Facilities Finance
                    Agency, (Bowman Grey School Medical Project,
                    due 09/01/26), LOC Wachovia Bank...............         VRDN       09/01/99(a)  3.300         6,000,000
       10,310     North Carolina Educational Facilities Finance
                    Agency, (Elon College, due 01/01/21), LOC Bank
                    of America.....................................         VRDN       09/01/99(a)  3.200        10,310,000
        9,500     North Carolina Educational Facilities Finance
                    Agency, (Greensboro College, due 09/01/27), LOC
                    Bank of America................................         VRDN       09/01/99(a)  3.200         9,500,000
        1,170     North Carolina, (due 03/01/16)...................         VRDN       09/02/99(a)  3.360         1,170,000
        1,250     North Carolina, (due 04/01/17)...................         VRDN       09/02/99(a)  3.320         1,250,000
       27,075     North Carolina, (Public School Building Bonds,
                    Series A, due 03/01/11)........................         VRDN       09/02/99(a)  3.320        27,075,000
       11,605     North Carolina, (Public School Building Bonds,
                    due 04/01/11)..................................         VRDN       09/02/99(a)  3.320        11,605,000
       14,700     Wake County Industrial Facilities & Pollution
                    Control Financing Authority, (Refunding, Series
                    B, due 06/15/14), LOC Bank of New York.........         VRDN       09/01/99(a)  3.050        14,700,000
        4,000     Wake County Industrial Facilities & Pollution
                    Control Financing Authority, (Carolina Power &
                    Light Project, Series A, due 05/01/15), LOC
                    Wachovia Bank..................................         VRDN       09/02/99(a)  3.300         4,000,000
                                                                                                             --------------
                                                                                                                100,910,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
OHIO (0.9%)
$       4,900     Cleveland, (Income Tax Revenue, Refunding, due
                    05/15/24), AMBAC Insured.......................         VRDN       09/01/99(a)  3.300%   $    4,900,000
        5,300     Hamilton County, (Hospital Facilities Revenue,
                    Health Alliance, Series A, due 01/01/18), MBIA
                    Insured........................................         VRDN       09/02/99(a)  3.300         5,300,000
        8,000     Warren County (Health Care Facilities Revenue,
                    Refunding & Improvement, Otterbein, Series A,
                    due 07/01/21), LOC Fifth Third Bank............         VRDN       09/01/99(a)  3.250         8,000,000
                                                                                                             --------------
                                                                                                                 18,200,000
                                                                                                             --------------

PENNSYLVANIA (2.3%)
       21,075     Delaware Valley Regional Finance Authority, (Mode
                    1, due 08/01/16), LOC Credit Suisse First
                    Boston.........................................         VRDN       09/01/99(a)  3.250        21,075,000
       15,800     Delaware Valley Regional Finance Authority,
                    (Series C, due 12/01/20), LOC Credit Suisse
                    First Boston...................................         VRDN       09/01/99(a)  3.250        15,800,000
        4,500     Delaware Valley Regional Finance Authority,
                    (Series D, due 12/01/20), LOC Credit Suisse
                    First Boston...................................         VRDN       09/01/99(a)  3.250         4,500,000
        4,975     Pennsylvania Intergovernmental Authority,
                    (Special Tax Revenue, due 12/15/11)............         VRDN       09/02/99(a)  3.340         4,975,000
                                                                                                             --------------
                                                                                                                 46,350,000
                                                                                                             --------------

SOUTH CAROLINA (1.7%)
       21,500     Greenville County School District................           GO       03/01/00     3.500        21,559,478
       11,100     South Carolina Public Service Authority, (due
                    01/01/25)......................................         VRDN       09/01/99(a)  3.400        11,100,000
        1,750     South Carolina, (State Highway Bonds, due
                    05/01/16)......................................         VRDN       09/02/99(a)  3.320         1,750,000
                                                                                                             --------------
                                                                                                                 34,409,478
                                                                                                             --------------

TENNESSEE (0.3%)
        3,600     Bradley County Industrial Development Board,
                    (Olin Corp. Project, Series C, due 11/01/17),
                    LOC Wachovia Bank..............................         VRDN       09/01/99(a)  2.850         3,600,000
        2,300     Tennessee, (Series C, due 07/02/01)..............         VRDN       09/01/99(a)  3.200         2,300,000
                                                                                                             --------------
                                                                                                                  5,900,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
TEXAS (13.8%)
$      17,000     ABN AMRO Munitops Certificates Trust, (Series 6,
                    144A, due 03/07/07)............................         VRDN       09/01/99(a)  3.450%   $   17,000,000
       19,340     Austin Utilities Systems Revenue, (Municipal
                    Trust Receipts, due 05/15/20)..................         VRDN       09/02/99(a)  3.320        19,340,000
       12,918     Dallas Waterworks & Sewer System.................           CP       10/12/99     3.350        12,918,000
       11,738     Dallas Waterworks & Sewer System.................           CP       10/04/99     3.500        11,738,000
       10,000     El Paso Waterworks & Sewer System................           CP       02/15/00     3.550        10,000,000
        2,540     Gulf Coast Waste Disposal Authority, (PCR,
                    Refunding, Amoco Oil Co. Project, due
                    10/01/17)......................................         VRDN       09/01/99(a)  2.700         2,540,000
        2,560     Harris County Industrial Development Corp.,
                    (Refunding, Johann Haltermann Project, Series
                    A, due 04/01/08), LOC Chase Bank of Texas......         VRDN       09/02/99(a)  3.350         2,560,000
        1,915     Harris County Industrial Development Corp.,
                    (Refunding, Johann Haltermann Project, Series
                    B, due 04/01/08), LOC Chase Bank of Texas......         VRDN       09/02/99(a)  3.350         1,915,000
        3,400     Houston Water & Sewer Systems, (Series A29, due
                    12/01/15)......................................         VRDN       09/02/99(a)  3.400         3,400,000
       19,600     Houston Water & Sewer Systems, (Series SG-120,
                    due 12/01/23)..................................         VRDN       09/02/99(a)  3.320        19,600,000
       15,000     Houston Water & Sewer Systems....................           CP       10/04/99     3.400        15,000,000
       11,730     Houston Water & Sewer Systems....................           CP       10/06/99     3.100        11,730,000
       30,000     Houston Water & Sewer Systems....................           CP       10/19/99     3.450        30,000,000
          400     Lone Star Airport Improvement Authority,
                    (Multiple Mode, Series A-1, due 12/01/14), LOC
                    Royal Bank of Canada...........................         VRDN       09/01/99(a)  3.100           400,000
          400     Lone Star Airport Improvement Authority,
                    (Multiple Mode, Series B-1, due 12/01/14), LOC
                    Royal Bank of Canada...........................         VRDN       09/01/99(a)  3.100           400,000
        1,400     Lone Star Airport Improvement Authority, (Series
                    B-3, due 12/01/14), LOC Royal Bank of Canada...         VRDN       09/01/99(a)  3.100         1,400,000
       30,000     Lower Colorado River Authority, (Refunding,
                    Junior Lien, 3rd Supplement Series, due
                    01/01/13), MBIA Insured........................         VRDN       09/01/99(a)  3.200        30,000,000
        4,500     Mansfield Industrial Development Corp., (Pier 1
                    Import-Texas Inc. Project, due 11/01/26), LOC
                    Bank One Texas.................................         VRDN       09/01/99(a)  3.400         4,500,000
        3,900     Port Development Corp., (Refunding, Stolt Marine
                    Terminal Project, due 01/15/14), LOC Canadian
                    Imperial Bank..................................         VRDN       09/01/99(a)  3.250         3,900,000
          940     Texas Higher Education Authority Inc, (Series B,
                    due 02/01/25), FGIC Insured....................         VRDN       09/01/99(a)  3.300           940,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
TEXAS (CONTINUED)
$      14,800     Texas Public Financial Authority.................           CP       10/05/99     3.350%   $   14,800,000
       50,000     Texas, (Series A)................................         TRAN       08/31/00     4.500        50,385,500
       19,070     Texas, (Veterans Housing Assistance - Fund I, due
                    12/01/16), Veterans Administration Guaranteed..         VRDN       09/01/99(a)  3.200        19,070,000
        2,200     Waller County Industrial Development Corp., (IDR,
                    Refunding, Tubular Steel Project,),............         VRDN       09/01/99     3.200         2,200,000
                                                                                                             --------------
                                                                                                                285,736,500
                                                                                                             --------------

UTAH (3.6%)
        4,965     Carbon County, (PCR, Refunding, Pacificorp
                    Project, due 11/01/24), AMBAC Insured..........         VRDN       09/01/99(a)  2.750         4,965,000
       15,000     Intermountain Power Agency.......................           CP       09/15/99     3.200        15,000,000
       16,000     Intermountain Power Agency.......................           CP       10/08/99     3.400        16,000,000
       14,000     Intermountain Power Agency.......................           CP       11/03/99     3.250        14,000,000
       23,400     Intermountain Power Agency.......................           CP       11/10/99     3.300        23,400,000
                                                                                                             --------------
                                                                                                                 73,365,000
                                                                                                             --------------

VERMONT (0.3%)
        6,200     Vermont Student Loan Assistance Corp., (due
                    01/01/04), LOC National Westminster Bank.......         VRDN       09/01/99(a)  3.400         6,200,000
                                                                                                             --------------

VIRGINIA (1.4%)
       28,725     Fairfax County, (Economic Development Authority,
                    Series A-15, due 02/01/11).....................         VRDN       11/26/99(a)  3.300        28,725,000
                                                                                                             --------------

WASHINGTON (5.7%)
        1,100     King County, (due 12/01/13), LIQ FAC - Merrill
                    Lynch..........................................         VRDN       09/02/99(a)  3.320         1,100,000
       10,100     Seattle, (Water System Revenue, due 09/01/25),
                    LOC Bayerische Landesbank......................         VRDN       09/01/99(a)  3.300        10,100,000
       13,595     Washington Public Power Supply Systems, (Nuclear
                    Project No. 1, due 07/01/17)...................         VRDN       09/02/99(a)  3.360        13,595,000
        5,600     Washington Public Power Supply Systems,
                    (Prerefunded, Nuclear Project No. 1, Series C,
                    due 07/01/08), FGIC Insured....................           RB       07/01/00(a)  7.750         5,905,150
       27,010     Washington Public Power Supply Systems,
                    (Prerefunded, Nuclear Project No. 2, Series A,
                    due 07/01/12)..................................           RB       07/01/00(a)  7.375        28,396,496
       17,235     Washington Public Power Supply Systems,
                    (Refunding, Project No. 2, Series 2A-1, due
                    07/01/12), MBIA Insured........................         VRDN       09/01/99(a)  3.200        17,235,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
WASHINGTON (CONTINUED)
$       7,000     Washington, (Series SG-37, due 07/01/17).........         VRDN       09/02/99(a)  3.320%   $    7,000,000
       34,600     Washington, (Series VR-96A, due 06/01/20)........         VRDN       09/01/99(a)  3.250        34,600,000
                                                                                                             --------------
                                                                                                                117,931,646
                                                                                                             --------------

WEST VIRGINIA (0.0%)
          900     Marshall County, (Refunding, Bayer Corp. Project,
                    due 03/01/09)..................................         VRDN       09/01/99(a)  2.900           900,000
                                                                                                             --------------

WISCONSIN (1.0%)
        8,955     Wisconsin Health & Educational Facilities
                    Authority, (St. Luke's Medical Center,
                    Remarketed 03/10/97, due 12/01/17), LOC First
                    National Bank of Chicago.......................         VRDN       09/01/99(a)  3.200         8,955,000
       10,742     Wisconsin Student Loan...........................           CP       09/07/99     3.300        10,742,000
                                                                                                             --------------
                                                                                                                 19,697,000
                                                                                                             --------------

WYOMING (4.1%)
        4,400     Lincoln County, (PCR, Exxon Project, Series B,
                    due 11/01/14)..................................         VRDN       09/01/99(a)  3.050         4,400,000
        8,000     Lincoln County, (PCR, Exxon Project, Series C,
                    due 11/01/14)..................................         VRDN       09/01/99(a)  3.050         8,000,000
        8,700     Sweetwater County, (PCR, Refunding, Pacificorp
                    Project, Series A, due 07/01/15), LOC Credit
                    Suisse First Boston............................         VRDN       09/01/99(a)  3.200         8,700,000
        7,150     Sweetwater County, (PCR, Refunding, Pacificorp.
                    Project, Series B, due 01/01/14), LOC Canadian
                    Imperial Bank..................................         VRDN       09/01/99(a)  3.000         7,150,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
WYOMING (CONTINUED)
$         900     Uinta County, (PCR, Refunding, Chevron Project,
                    due 08/15/20)..................................         VRDN       09/01/99(a)  2.700%   $      900,000
       55,000     Wyoming General Fund.............................         TRAN       06/27/00     4.000        55,287,493
                                                                                                             --------------
                                                                                                                 84,437,493
                                                                                                             --------------
                  TOTAL INVESTMENTS (COST $2,048,158,020) (99.2%).........................................    2,048,158,020
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)............................................       16,331,669
                                                                                                             --------------
                  NET ASSETS (100.0%).....................................................................   $2,064,489,689
                                                                                                             ==============

------------------------------
(a) The date listed under the heading maturity date represents an optional tender date or the next interest reset date. The final maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corp.

CP - Commercial Paper.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Securities Assistance.

GO - General Obligation.

IDR - Industrial Development Revenue.

LIQ FAC - Liquid Facility.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

MFHR - Multi-family Housing Revenue.

MP - Mandatory Put.

PCR - Pollution Control Revenue.

RAN - Revenue Anticipation Note.

RB - Revenue Bond.

TAN - Tax Anticipation Note.

TRAN - Tax Revenue Anticipation Note.

VRDN - Variable Rate Demand Note.

144 A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $2,048,158,020
Cash                                                      451,033
Receivable for Investments Sold                        55,359,304
Interest Receivable                                    11,339,954
Prepaid Trustees' Fees                                      2,765
Prepaid Fund Services Fee                                     667
Prepaid Expenses and Other Assets                           8,592
                                                   --------------
    Total Assets                                    2,115,320,335
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      50,385,500
Advisory Fee Payable                                      260,810
Custody Fee Payable                                        82,872
Administrative Services Fee Payable                        44,595
Administration Fee Payable                                  1,473
Accrued Expenses                                           55,396
                                                   --------------
    Total Liabilities                                  50,830,646
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $2,064,489,689
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $65,736,635
EXPENSES
Advisory Fee                                       $3,052,997
Administrative Services Fee                           542,467
Custodian Fees and Expenses                           366,669
Professional Fees and Expenses                         54,080
Fund Services Fee                                      46,121
Trustees' Fees and Expenses                            22,086
Administration Fee                                     20,175
Insurance Expense                                       6,448
Miscellaneous                                           8,166
                                                   ----------
    Total Expenses                                                 4,119,209
                                                                 -----------
NET INVESTMENT INCOME                                             61,617,426
NET REALIZED LOSS ON INVESTMENTS                                     (34,717)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $61,582,709
                                                                 ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1999   AUGUST 31, 1998
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   61,617,426    $   57,780,944
Net Realized Gain (Loss) on Investments                   (34,717)           58,974
                                                   --------------    --------------
    Net Increase in Net Assets Resulting from
      Operations                                       61,582,709        57,839,918
                                                   --------------    --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       9,900,983,737     8,287,690,613
Withdrawals                                        (9,742,212,684)   (7,897,457,444)
                                                   --------------    --------------
    Net Increase from Investors' Transactions         158,771,053       390,233,169
                                                   --------------    --------------
    Total Increase in Net Assets                      220,353,762       448,073,087
NET ASSETS
Beginning of Fiscal Year                            1,844,135,927     1,396,062,840
                                                   --------------    --------------
End of Fiscal Year                                 $2,064,489,689    $1,844,135,927
                                                   ==============    ==============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE FISCAL YEAR ENDED
                                                             AUGUST 31,
                                                   --------------------------------
                                                   1999   1998   1997   1996   1995
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                     0.20%  0.22%  0.24%  0.25%  0.25%
  Net Investment Income                            3.00%  3.38%  3.34%  3.40%  3.61%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993. The portfolio's investment objective is to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. Effective October 1, 1998, the portfolio's investment advisor is J.P. Morgan Investment Management Inc., ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement have remained the same. For the fiscal year ended August 31, 1999, such fees amounted to $3,052,997.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------
      allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1999, the fee for these services amounted to $20,175.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended August 31, 1999, the fee for these services amounted to $542,467.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $46,121 for the fiscal year ended August 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $8,800.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "portfolio") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
October 19, 1999